Document and Entity Information	12 Months Ended
Aug. 31, 2017
Document And Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Aug. 31, 2017
Trading Symbol	BEDU
Entity Registrant Name	Bright Scholar Education Holdings Ltd
Entity Central Index Key	0001696355